PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 12,444
230	Omnicom Group, Inc.	18,397
		30,841
	AEROSPACE & DEFENSE - 1.6%
558	Boeing Company (The)	133,675
240	General Dynamics Corporation	45,182
364	Howmet Aerospace, Inc.	12,547
48	Huntington Ingalls Industries, Inc.	10,116
234	L3Harris Technologies, Inc.	50,579
230	Lockheed Martin Corporation	87,021
174	Northrop Grumman Corporation	63,237
1,536	Raytheon Technologies Corporation	131,036
45	Teledyne Technologies, Inc.(a)	18,848
253	Textron, Inc.	17,399
46	TransDigm Group, Inc.	29,775
		599,415
	APPAREL & TEXTILE PRODUCTS - 0.7%
340	Hanesbrands, Inc.	6,348
1,239	NIKE, Inc., Class B	191,413
75	PVH Corporation	8,069
52	Ralph Lauren Corporation	6,126
310	Tapestry, Inc.	13,479
234	Under Armour, Inc., Class A(a)	4,949
244	Under Armour, Inc., Class C(a)	4,531
344	VF Corporation	28,222
		263,137
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	27,128
120	BlackRock, Inc.	104,997
1,157	Charles Schwab Corporation (The)	84,241
264	Franklin Resources, Inc.	8,445
392	Invesco Ltd.	10,478
124	Raymond James Financial, Inc.	16,108

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ASSET MANAGEMENT - 0.8% (Continued)
217	T Rowe Price Group, Inc.	$ 42,959
		294,356
	AUTOMOTIVE - 1.8%
235	Aptiv plc	36,973
198	BorgWarner, Inc.	9,611
3,772	Ford Motor Company	56,052
1,149	General Motors Company	67,986
765	Tesla, Inc.(a)	519,970
		690,592
	BANKING - 4.1%
7,503	Bank of America Corporation	309,349
2,039	Citigroup, Inc.	144,259
442	Citizens Financial Group, Inc.	20,275
147	Comerica, Inc.	10,487
730	Fifth Third Bancorp	27,908
183	First Republic Bank	34,252
1,082	Huntington Bancshares, Inc.	15,440
2,980	JPMorgan Chase & Company	463,508
1,054	KeyCorporation	21,765
139	M&T Bank Corporation	20,198
471	People's United Financial, Inc.	8,073
442	PNC Financial Services Group, Inc. (The)	84,316
975	Regions Financial Corporation	19,676
49	SVB Financial Group(a)	27,265
1,321	Truist Financial Corporation	73,316
1,389	US Bancorp	79,131
3,798	Wells Fargo & Company	172,011
173	Zions Bancorp NA	9,145
		1,540,374
	BEVERAGES - 1.3%
175	Brown-Forman Corporation, Class B	13,115
3,879	Coca-Cola Company (The)	209,892
162	Constellation Brands, Inc., Class A	37,890
179	Molson Coors Beverage Company, Class B	9,611

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	BEVERAGES - 1.3% (Continued)
395	Monster Beverage Corporation(a)	$ 36,083
1,355	PepsiCo, Inc.	200,770
		507,361
	BIOTECH & PHARMA - 5.0%
1,693	AbbVie, Inc.	190,700
213	Alexion Pharmaceuticals, Inc.(a)	39,130
577	Amgen, Inc.	140,644
155	Biogen, Inc.(a)	53,672
2,195	Bristol-Myers Squibb Company	146,670
762	Eli Lilly and Company	174,894
1,166	Gilead Sciences, Inc.	80,291
232	Incyte Corporation(a)	19,518
2,708	Johnson & Johnson	446,116
2,403	Merck & Company, Inc.	186,881
240	Organon & Company(a)	7,262
136	Perrigo Company plc	6,236
5,243	Pfizer, Inc.	205,316
80	Regeneron Pharmaceuticals, Inc.(a)	44,683
258	Vertex Pharmaceuticals, Inc.(a)	52,021
718	Viatris, Inc.	10,260
359	Zoetis, Inc.	66,903
		1,871,197
	CABLE & SATELLITE - 1.0%
140	Charter Communications, Inc., Class A(a)	101,003
4,450	Comcast Corporation, Class A	253,739
216	DISH Network Corporation, Class A(a)	9,029
		363,771
	CHEMICALS - 1.7%
224	Air Products and Chemicals, Inc.	64,441
103	Albemarle Corporation	17,351
92	Avery Dennison Corporation	19,342
119	Celanese Corporation	18,040
239	CF Industries Holdings, Inc.	12,297
764	Corteva, Inc.	33,883

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	CHEMICALS - 1.7% (Continued)
723	Dow, Inc.	$ 45,751
676	DuPont de Nemours, Inc.	52,329
126	Eastman Chemical Company	14,711
244	Ecolab, Inc.	50,257
132	FMC Corporation	14,282
101	International Flavors & Fragrances, Inc.	15,089
506	Linde plc	146,286
228	LyondellBasell Industries N.V., Class A	23,454
362	Mosaic Company (The)	11,551
241	PPG Industries, Inc.	40,915
252	Sherwin-Williams Company (The)	68,658
		648,637
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	28,268
211	Republic Services, Inc.	23,212
114	Robert Half International, Inc.	10,143
210	Rollins, Inc.	7,182
410	Waste Management, Inc.	57,445
		126,250
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	23,571
143	Vulcan Materials Company	24,892
		48,463
	CONTAINERS & PACKAGING - 0.3%
1,530	Amcor plc	17,534
345	Ball Corporation	27,951
392	International Paper Company	24,034
94	Packaging Corp of America	12,729
158	Sealed Air Corporation	9,362
314	Westrock Company	16,711
		108,321
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	30,995

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	DATA CENTER REIT - 0.3% (Continued)
82	Equinix, Inc.	$ 65,813
		96,808
	DIVERSIFIED INDUSTRIALS - 1.6%
582	3M Company	115,603
151	Dover Corporation	22,741
364	Eaton Corp PLC	53,938
611	Emerson Electric Company	58,803
9,244	General Electric Company	124,424
728	Honeywell International, Inc.	159,686
296	Illinois Tool Works, Inc.	66,174
154	Pentair plc	10,393
		611,762
	E-COMMERCE DISCRETIONARY - 4.1%
415	Amazon.com, Inc.(a)	1,427,666
740	eBay, Inc.	51,955
120	Etsy, Inc.(a)	24,701
		1,504,322
	ELECTRIC UTILITIES - 2.3%
691	AES Corporation	18,014
279	Alliant Energy Corporation	15,557
277	Ameren Corporation	22,171
540	American Electric Power Company, Inc.	45,679
521	CenterPoint Energy, Inc.	12,775
327	CMS Energy Corporation	19,319
298	Consolidated Edison, Inc.	21,373
745	Dominion Energy, Inc.	54,810
204	DTE Energy Company	26,438
685	Duke Energy Corporation	67,623
399	Edison International	23,070
214	Entergy Corporation	21,336
241	Evergy, Inc.	14,564
382	Eversource Energy	30,652
1,024	Exelon Corporation	45,373
621	FirstEnergy Corporation	23,107

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
1,908	NextEra Energy, Inc.	$ 139,818
238	NRG Energy, Inc.	9,591
108	Pinnacle West Capital Corporation	8,853
815	PPL Corporation	22,796
561	Public Service Enterprise Group, Inc.	33,514
311	Sempra Energy	41,201
1,131	Southern Company (The)	68,437
346	WEC Energy Group, Inc.	30,777
574	Xcel Energy, Inc.	37,815
		854,663
	ELECTRICAL EQUIPMENT - 1.2%
140	A O Smith Corporation	10,088
96	Allegion plc	13,373
218	AMETEK, Inc.	29,103
584	Amphenol Corporation, Class A	39,951
729	Carrier Global Corporation	35,429
316	Fortive Corporation	22,038
810	Johnson Controls International plc	55,591
193	Keysight Technologies, Inc.(a)	29,801
397	Otis Worldwide Corporation	32,463
103	Rockwell Automation, Inc.	29,460
95	Roper Technologies, Inc.	44,669
321	TE Connectivity Ltd.	43,402
249	Trane Technologies plc	45,851
126	Vontier Corporation	4,105
		435,324
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	17,879
155	Quanta Services, Inc.	14,038
86	Technip Energies N.V. - ADR(a)	1,173
		33,090
	ENTERTAINMENT CONTENT - 1.4%
831	Activision Blizzard, Inc.	79,311
352	Discovery, Inc. - Series C(a)	10,201

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ENTERTAINMENT CONTENT - 1.4% (Continued)
163	Discovery, Inc. - Series A(a)	$ 5,001
319	Electronic Arts, Inc.	45,882
339	Fox Corporation, Class A	12,587
154	Fox Corporation, Class B	5,421
122	Take-Two Interactive Software, Inc.(a)	21,596
459	ViacomCBS, Inc., Class B	20,747
1,908	Walt Disney Company (The)	335,368
		536,114
	FOOD - 0.8%
177	Campbell Soup Company	8,069
524	Conagra Brands, Inc.	19,063
649	General Mills, Inc.	39,544
168	Hershey Company (The)	29,262
279	Hormel Foods Corporation	13,322
118	J M Smucker Company (The)	15,289
269	Kellogg Company	17,305
635	Kraft Heinz Company (The)	25,895
139	Lamb Weston Holdings, Inc.	11,212
262	McCormick & Company, Inc.	23,140
1,397	Mondelez International, Inc., Class A	87,229
321	Tyson Foods, Inc., Class A	23,677
		313,007
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	30,980
132	Atmos Energy Corporation	12,687
372	NiSource, Inc.	9,114
		52,781
	HEALTH CARE FACILITIES & SERVICES - 2.7%
157	AmerisourceBergen Corporation	17,975
252	Anthem, Inc.	96,214
291	Cardinal Health, Inc.	16,613
164	Catalent, Inc.(a)	17,732
657	Centene Corporation(a)	47,915
325	Cigna Corporation	77,048

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
1,386	CVS Health Corporation	$ 115,647
88	DaVita, Inc.(a)	10,598
257	HCA Healthcare, Inc.	53,132
142	Henry Schein, Inc.(a)	10,535
135	Humana, Inc.	59,767
174	IQVIA Holdings, Inc.(a)	42,164
95	Laboratory Corp of America Holdings(a)	26,206
190	McKesson Corporation	36,336
130	Quest Diagnostics, Inc.	17,156
918	UnitedHealth Group, Inc.	367,603
76	Universal Health Services, Inc., Class B	11,129
		1,023,770
	HEALTH CARE REIT - 0.2%
527	Healthpeak Properties, Inc.	17,544
373	Ventas, Inc.	21,298
410	Welltower, Inc.	34,071
		72,913
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	7,098
421	Newell Brands, Inc.	11,565
58	Whirlpool Corporation	12,645
		31,308
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	24,762
109	Fortune Brands Home & Security, Inc.	10,857
287	Lennar Corporation, Class A	28,514
287	Masco Corporation	16,907
64	Mohawk Industries, Inc.(a)	12,300
3	NVR, Inc.(a)	14,920
213	PulteGroup, Inc.	11,623
		119,883
	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,946

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	$ 23,180
139	Clorox Company (The)	25,007
826	Colgate-Palmolive Company	67,195
222	Estee Lauder Companies, Inc. (The), Class A	70,614
314	Kimberly-Clark Corporation	42,007
2,385	Procter & Gamble Company (The)	321,808
		549,811
	INDUSTRIAL REIT - 0.2%
364	Duke Realty Corporation	17,235
694	Prologis, Inc.	82,954
		100,189
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	28,600
66	United Rentals, Inc.(a)	21,055
41	WW Grainger, Inc.	17,958
		67,613
	INFRASTRUCTURE REIT - 0.6%
408	American Tower Corporation	110,217
401	Crown Castle International Corporation	78,235
110	SBA Communications Corporation	35,057
		223,509
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
922	Bank of New York Mellon Corporation (The)	47,234
118	Cboe Global Markets, Inc.	14,048
387	CME Group, Inc.	82,307
326	Goldman Sachs Group, Inc. (The)	123,727
588	Intercontinental Exchange, Inc.	69,796
1,418	Morgan Stanley	130,015
117	Nasdaq, Inc.	20,569
231	Northern Trust Corporation	26,708
384	State Street Corporation	31,596
		546,000
	INSURANCE - 3.4%
795	Aflac, Inc.	42,660

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	INSURANCE - 3.4% (Continued)
356	Allstate Corporation (The)	$ 46,437
753	American International Group, Inc.	35,843
220	Aon plc, CLASS A	52,527
164	Arthur J Gallagher & Company	22,973
67	Assurant, Inc.	10,464
2,072	Berkshire Hathaway, Inc., Class B(a)	575,851
464	Chubb Ltd.	73,748
237	Cincinnati Financial Corporation	27,639
38	Everest Re Group Ltd.	9,576
111	Globe Life, Inc.	10,573
396	Hartford Financial Services Group, Inc. (The)	24,540
173	Lincoln National Corporation	10,871
259	Loews Corporation	14,154
532	Marsh & McLennan Companies, Inc.	74,842
806	MetLife, Inc.	48,239
227	Principal Financial Group, Inc.	14,344
652	Progressive Corporation (The)	64,033
407	Prudential Financial, Inc.	41,705
293	Travelers Companies, Inc. (The)	43,865
226	Unum Group	6,418
146	W R Berkley Corporation	10,867
134	Willis Towers Watson plc	30,823
		1,292,992
	INTERNET MEDIA & SERVICES - 7.0%
284	Alphabet, Inc., Class A(a)	693,468
273	Alphabet, Inc., Class C(a)	684,225
41	Booking Holdings, Inc.(a)	89,712
121	Expedia Group, Inc.	19,809
2,304	Facebook, Inc., Class A(a)	801,125
463	Netflix, Inc.(a)	244,561
730	Twitter, Inc.(a)	50,231
96	VeriSign, Inc.(a)	21,858
		2,604,989

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
369	Carnival Corporation	$ 9,727
23	Chipotle Mexican Grill, Inc.(a)	35,658
113	Darden Restaurants, Inc.	16,497
38	Domino's Pizza, Inc.	17,727
284	Hilton Worldwide Holdings, Inc.	34,256
343	Las Vegas Sands Corporation	18,073
127	Live Nation Entertainment, Inc.(a)	11,124
258	Marriott International, Inc., Class A	35,222
707	McDonald's Corporation	163,309
475	MGM Resorts International	20,259
210	Norwegian Cruise Line Holdings Ltd.(a)	6,176
166	Royal Caribbean Cruises Ltd.	14,156
1,246	Starbucks Corporation	139,315
92	Wynn Resorts Ltd.	11,252
319	Yum! Brands, Inc.	36,695
		569,446
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	13,800

	MACHINERY - 1.0%
581	Caterpillar, Inc.	126,442
323	Deere & Company	113,925
140	Flowserve Corporation	5,645
73	IDEX Corporation	16,064
342	Ingersoll Rand, Inc.(a)	16,693
109	Parker-Hannifin Corporation	33,475
51	Snap-on, Inc.	11,395
136	Stanley Black & Decker, Inc.	27,879
186	Xylem, Inc.	22,313
		373,831
	MEDICAL EQUIPMENT & DEVICES - 4.5%
1,715	Abbott Laboratories	198,820
44	ABIOMED, Inc.(a)	13,733
299	Agilent Technologies, Inc.	44,195

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.5% (Continued)
70	Align Technology, Inc.(a)	$ 42,770
487	Baxter International, Inc.	39,204
297	Becton Dickinson and Company	72,227
21	Bio-Rad Laboratories, Inc., Class A(a)	13,530
1,472	Boston Scientific Corporation(a)	62,943
48	Cooper Companies, Inc. (The)	19,021
615	Danaher Corporation	165,041
214	DENTSPLY SIRONA, Inc.	13,538
94	DexCom, Inc.(a)	40,138
681	Edwards Lifesciences Corporation(a)	70,531
249	Hologic, Inc.(a)	16,613
79	IDEXX Laboratories, Inc.(a)	49,892
157	Illumina, Inc.(a)	74,294
114	Intuitive Surgical, Inc.(a)	104,839
1,329	Medtronic PLC	164,969
23	Mettler-Toledo International, Inc.(a)	31,863
111	PerkinElmer, Inc.	17,140
139	ResMed, Inc.	34,266
83	STERIS plc	17,123
335	Stryker Corporation	87,010
45	Teleflex, Inc.	18,081
395	Thermo Fisher Scientific, Inc.	199,265
61	Waters Corporation(a)	21,082
74	West Pharmaceutical Services, Inc.	26,573
204	Zimmer Biomet Holdings, Inc.	32,807
		1,691,508
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	49,616
880	Newmont Corporation	55,774
		105,390
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	7,187

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	OFFICE REIT - 0.1%
118	Alexandria Real Estate Equities, Inc.	$ 21,469
139	Boston Properties, Inc.	15,928
69	SL Green Realty Corporation	5,520
		42,917
	OIL & GAS PRODUCERS - 2.5%
372	APA Corporation	8,046
411	Cabot Oil & Gas Corporation	7,176
1,850	Chevron Corporation	193,769
1,271	ConocoPhillips	77,404
376	Devon Energy Corporation	10,975
160	Diamondback Energy, Inc.	15,022
573	EOG Resources, Inc.	47,811
4,422	Exxon Mobil Corporation	278,940
270	Hess Corporation	23,576
152	HollyFrontier Corporation	5,001
1,871	Kinder Morgan, Inc.	34,108
777	Marathon Oil Corporation	10,583
637	Marathon Petroleum Corporation	38,488
850	Occidental Petroleum Corporation	26,580
436	ONEOK, Inc.	24,259
424	Phillips 66	36,388
162	Pioneer Natural Resources Company	26,328
398	Valero Energy Corporation	31,076
1,200	Williams Companies, Inc. (The)	31,860
		927,390
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	14,843
865	Halliburton Company	19,999
390	NOV, Inc.(a)	5,975
1,377	Schlumberger N.V.	44,077
431	TechnipFMC plc	3,901
		88,795
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	7,886

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(b) (Continued)
101	News Corporation, Class B	$ 2,459
		10,345
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	28,291

	RESIDENTIAL REIT - 0.4%
137	AvalonBay Communities, Inc.	28,591
334	Equity Residential	25,718
64	Essex Property Trust, Inc.	19,201
117	Mid-America Apartment Communities, Inc.	19,705
311	UDR, Inc.	15,233
		108,448
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	155,103
225	Dollar General Corporation	48,688
247	Dollar Tree, Inc.(a)	24,577
900	Kroger Company (The)	34,479
455	Target Corporation	109,992
881	Walgreens Boots Alliance, Inc.	46,349
1,263	Walmart, Inc.	178,108
		597,296
	RETAIL - DISCRETIONARY - 2.2%
63	Advance Auto Parts, Inc.	12,924
23	AutoZone, Inc.(a)	34,321
213	Best Buy Company, Inc.	24,491
152	CarMax, Inc.(a)	19,631
226	Gap, Inc. (The)	7,605
149	Genuine Parts Company	18,844
1,006	Home Depot, Inc. (The)	320,802
216	L Brands, Inc.	15,565
767	Lowe's Companies, Inc.	148,775
75	O'Reilly Automotive, Inc.(a)	42,466
356	Ross Stores, Inc.	44,144
1,188	TJX Companies, Inc. (The)	80,095

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	RETAIL - DISCRETIONARY - 2.2% (Continued)
114	Tractor Supply Company	$ 21,211
61	Ulta Beauty, Inc.(a)	21,092
		811,966
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	8,085
425	Kimco Realty Corporation	8,861
329	Realty Income Corporation	21,957
155	Regency Centers Corporation	9,931
323	Simon Property Group, Inc.	42,145
		90,979
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	20,150
151	Public Storage	45,404
		65,554
	SEMICONDUCTORS - 5.0%
909	Advanced Micro Devices, Inc.(a)	85,382
368	Analog Devices, Inc.	63,355
984	Applied Materials, Inc.	140,122
410	Broadcom, Inc.	195,504
3,816	Intel Corporation	214,230
37	IPG Photonics Corporation(a)	7,798
153	KLA Corporation	49,604
135	Lam Research Corporation	87,845
259	Maxim Integrated Products, Inc.	27,288
216	Microchip Technology, Inc.	32,344
942	Micron Technology, Inc.(a)	80,051
589	NVIDIA Corporation	471,259
111	Qorvo, Inc.(a)	21,717
1,140	QUALCOMM, Inc.	162,940
161	Skyworks Solutions, Inc.	30,872
161	Teradyne, Inc.	21,568
899	Texas Instruments, Inc.	172,878
		1,864,757

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	SOFTWARE - 8.2%
441	Adobe, Inc.(a)	$ 258,267
150	Akamai Technologies, Inc.(a)	17,490
83	ANSYS, Inc.(a)	28,806
224	Autodesk, Inc.(a)	65,386
261	Cadence Design Systems, Inc.(a)	35,710
303	Cerner Corporation	23,682
121	Citrix Systems, Inc.	14,190
130	Fortinet, Inc.(a)	30,965
246	Intuit, Inc.	120,582
7,444	Microsoft Corporation	2,016,579
581	NortonLifeLock, Inc.	15,815
2,082	Oracle Corporation	162,063
771	salesforce.com, Inc.(a)	188,332
169	ServiceNow, Inc.(a)	92,874
135	Synopsys, Inc.(a)	37,232
40	Tyler Technologies, Inc.(a)	18,095
		3,126,068
	SPECIALTY FINANCE - 0.6%
643	American Express Company	106,244
431	Capital One Financial Corporation	66,671
286	Discover Financial Services	33,831
541	Synchrony Financial	26,249
		232,995
	SPECIALTY REIT - 0.0%(b)
316	Iron Mountain, Inc.	13,373

	STEEL - 0.1%
304	Nucor Corporation	29,163

	TECHNOLOGY HARDWARE - 7.3%
16,418	Apple, Inc.	2,248,609
51	Arista Networks, Inc.(a)	18,478
4,461	Cisco Systems, Inc.	236,433
752	Corning, Inc.	30,757

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TECHNOLOGY HARDWARE - 7.3% (Continued)
61	F5 Networks, Inc.(a)	$ 11,386
149	Garmin Ltd.	21,551
1,288	Hewlett Packard Enterprise Company	18,779
1,352	HP, Inc.	40,817
342	Juniper Networks, Inc.	9,354
161	Motorola Solutions, Inc.	34,913
217	NetApp, Inc.	17,755
217	Seagate Technology Holdings plc	19,081
302	Western Digital Corporation	21,493
165	Xerox Holdings Corporation	3,876
51	Zebra Technologies Corporation, Class A(a)	27,004
		2,760,286
	TECHNOLOGY SERVICES - 5.7%
643	Accenture plc, Class A	189,550
435	Automatic Data Processing, Inc.	86,400
115	Broadridge Financial Solutions, Inc.	18,576
142	CDW Corporation/DE	24,800
524	Cognizant Technology Solutions Corporation, Class A	36,292
249	DXC Technology Company	9,696
114	Equifax, Inc.	27,304
615	Fidelity National Information Services, Inc.	87,127
568	Fiserv, Inc.(a)	60,714
82	FleetCor Technologies, Inc.(a)	20,997
88	Gartner, Inc.(a)	21,314
280	Global Payments, Inc.	52,511
303	IHS Markit Ltd.	34,136
897	International Business Machines Corporation	131,491
80	Jack Henry & Associates, Inc.	13,081
124	Leidos Holdings, Inc.	12,536
39	MarketAxess Holdings, Inc.	18,080
855	Mastercard, Inc., Class A	312,152
166	Moody's Corporation	60,153
83	MSCI, Inc.	44,246
344	Nielsen Holdings plc	8,486

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TECHNOLOGY SERVICES - 5.7% (Continued)
311	Paychex, Inc.	$ 33,370
1,093	PayPal Holdings, Inc.(a)	318,588
208	S&P Global, Inc.	85,374
170	Verisk Analytics, Inc.	29,702
1,637	Visa, Inc., Class A	382,764
411	Western Union Company (The)	9,441
		2,128,881
	TELECOMMUNICATIONS - 1.3%
7,017	AT&T, Inc.	201,949
1,036	Lumen Technologies, Inc.	14,079
424	T-Mobile US, Inc.(a)	61,408
3,977	Verizon Communications, Inc.	222,832
		500,268
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	25,092

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	90,354
1,586	Philip Morris International, Inc.	157,188
		247,542
	TRANSPORTATION & LOGISTICS - 1.8%
124	Alaska Air Group, Inc.	7,478
442	American Airlines Group, Inc.	9,375
134	CH Robinson Worldwide, Inc.	12,552
2,331	CSX Corporation	74,778
620	Delta Air Lines, Inc.	26,821
179	Expeditors International of Washington, Inc.	22,661
221	FedEx Corporation	65,931
89	JB Hunt Transport Services, Inc.	14,503
98	Kansas City Southern	27,770
253	Norfolk Southern Corporation	67,149
94	Old Dominion Freight Line, Inc.	23,857
534	Southwest Airlines Company	28,350
646	Union Pacific Corporation	142,075

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8% (Continued)
244	United Airlines Holdings, Inc.(a)	$ 12,759
706	United Parcel Service, Inc., Class B	146,826
		682,885
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	36,328
356	PACCAR, Inc.	31,773
178	Westinghouse Air Brake Technologies Corporation	14,649
		82,750
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	37,087
526	Sysco Corporation	40,897
		77,984
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	23,202
268	LKQ Corporation(a)	13,191
39	Pool Corporation	17,888
		54,281

	TOTAL COMMON STOCKS (Cost $23,597,219)	35,534,977

	EXCHANGE-TRADED FUNDS — 2.8%
	EQUITY - 2.8%
2,478	SPDR S&P 500 ETF Trust	1,060,733

	TOTAL EXCHANGE-TRADED FUNDS (Cost $597,882)	1,060,733

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
1,436,181	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,436,181)(c)	$ 1,436,181

	TOTAL INVESTMENTS - 101.1% (Cost $25,631,282)	$ 38,031,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(422,418)
	NET ASSETS - 100.0%	$ 37,609,473

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
8	CME E-Mini Standard & Poor's 500 Index Future,	09/17/2021	$ 1,715,440	$ 18,240
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of this schedule of investments.